TRADE RECEIVABLES (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Trade Receivables
Beginning of the year	$ 1,925	¥ 13,625	¥ 17,614
(Reversal)/provision for expected credit loss, net	54	383	(3,989)
Disposal of PSTT	(1,979)	(14,008)
End of the year			¥ 13,625